Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of revenue from contracts with customers [line items]
Revenues	$ 909,270	$ 730,506
Assets recognised from costs to obtain or fulfil contracts with customers	32,970	27,307	$ 18,563
Revenue that was included in contract liability balance at beginning of period	68,094	65,194
Amortization (within sales and marketing expenses)	(15,628)	(12,254)
Additions	21,291	20,998
Merchant cash advances
Disclosure of revenue from contracts with customers [line items]
Revenues	$ 17,158	$ 8,196